Property and Equipment, Net of Accumulated Depreciation and Amortization, by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 260,389	$ 266,608
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	191,700	194,800
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	51,300	52,400
Japan
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	9,500	9,700
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 7,900	$ 9,700